Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001514597
Entity Registrant Name	FURY GOLD MINES LTD
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38145
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	401 Bay Street, 16th Floor
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2Y4
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	FURY
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	151,556,273
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Deloitte LLP
Auditor Location	PCAOB
Auditor Firm ID	1208
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	401 Bay Street, 16th Floor
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2Y4
Contact Personnel Name	Phil van Staden, Chief Financial Officer
City Area Code	647
Local Phone Number	673-7664